CONCENTRATION OF RISK (Detail Textuals)	12 Months Ended
	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Purchase | Supplier Concentration Risk | Momentive (Hexion /Bakelite AG)
Concentration Risk [Line Items]
Percentage accounted	1.17%	0.93%
Purchase | Supplier Concentration Risk | Speed Fair (Xiamen) Co Ltd
Concentration Risk [Line Items]
Percentage accounted	0.26%	1.28%
Purchase | Supplier Concentration Risk | Wuhan Steel Processing Co Ltd
Concentration Risk [Line Items]
Percentage accounted	12.99%	26.70%
Purchase | Supplier Concentration Risk | Thyssenkrupp Electrical Steel GmbH
Concentration Risk [Line Items]
Percentage accounted	11.88%	11.12%
Purchase | Supplier Concentration Risk | Hainan Xinlong Copper Co Ltd
Concentration Risk [Line Items]
Percentage accounted	3.84%	5.02%
Purchase | Supplier Concentration Risk | Jiangyin Copper Co Ltd
Concentration Risk [Line Items]
Percentage accounted	5.77%	7.06%
Purchase | Supplier Concentration Risk | Shanghai Congxin Electric Co Ltd
Concentration Risk [Line Items]
Percentage accounted	4.19%	9.42%
Sales | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage accounted	12.70%	13.60%	9.10%
Number of customer	1	1	1